Intangible Assets, Net (Finite-lived Intangible Assets by Major Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 283,948	$ 281,825
Accumulated Amortization	(209,513)	(199,813)
Impairment	(50,317)	(58,952)
Net Carrying Amount	24,118	23,060
Purchased Video content [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	177,307	152,135
Accumulated Amortization	(156,198)	(135,177)
Impairment	(18,556)	(11,275)
Net Carrying Amount	2,553	5,683
Operating rights for licensed games [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	46,328	34,296
Accumulated Amortization	(22,299)	(17,882)
Impairment	(11,806)	(10,924)
Net Carrying Amount	12,223	5,490
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	28,536	33,630
Accumulated Amortization	(11,124)	(11,144)
Impairment	(9,823)	(13,279)
Net Carrying Amount	7,589	9,207
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,671	17,413
Accumulated Amortization	(14,022)	(15,401)
Impairment	0	0
Net Carrying Amount	1,649	2,012
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,902	19,300
Accumulated Amortization	(1,463)	(5,020)
Impairment	(7,439)	(14,089)
Net Carrying Amount	0	191
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,204	25,051
Accumulated Amortization	(4,407)	(15,189)
Impairment	(2,693)	(9,385)
Net Carrying Amount	$ 104	$ 477